Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment reporting [Abstract]
Business Segment Information
The business segment information reviewed by the chief operating decision maker for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Collection & Cleaning Services	O&G	Landfills	Value Recovery	Corporate	Eliminations	Consolidated
December 31, 2017
Domestic customers	910,733	25,855	372,389	56,370	-	-	1,365,347
Inter-segment	18,052	-	83,048	857	-	(101,957)	-
Total revenue from services	928,785	25,855	455,437	57,227	-	(101,957)	1,365,347

Cost of services	(730,424)	(21,153)	(258,945)	(35,932)	(9,263)	101,957	(953,760)

Gross profit	198,361	4,702	196,492	21,295	(9,263)	-	411,587

Operating income/(expenses)
General and administrative expenses	(38,309)	(42)	1,290	(2,424)	(218,629)	-	(258,114)
Selling expenses	(16,262)	-	37,468	280	(28,127)	-	(6,641)
Share of profit of an associate	-	-	-	-	83,384	(84,404)	(1,020)
Other operating income (expenses)	(15,333)	(4,510)	(41,719)	77,618	(45,915)	-	(29,859)
	(69,904)	(4,552)	(2,961)	75,474	(209,287)	(84,404)	(295,634)

Earnings before finance income and expenses	128,457	150	193,531	96,769	(218,550)	(84,404)	115,953

Finance expenses	(132,235)	889	(37,757)	(2,134)	(363,036)	-	(534,273)
Finance income	8,276	70	948	1,531	98,906	-	109,731

Profit (loss) before income and social contribution taxes	4,498	1,109	156,722	96,166	(482,680)	(84,404)	(308,589)

(-) Current income and social contribution taxes	(8,613)	-	(4,030)	(782)	(4,838)	-	(18,263)
(-) Deferred income and social contribution taxes	22,552	-	16,897	-	331,635	-	371,084

Profit (loss) for the year	18,437	1,109	169,589	95,384	(155,883)	(84,404)	44,232

Discontinued operations Loss after tax for the year resulting from continuing operations	6,506	-	799	728	-	-	8,033

Net income (loss) for the year	24,943	1,109	170,388	96,112	(155,883)	(84,404)	52,265

	Collection & Cleaning Services	O&G	Landfills	Value Recovery	Corporate	Eliminations	Consolidated
December 31, 2016 (Restated)
Foreign customers	-	-	-	-	-	-	-
Domestic customers	869,333	62,799	420,293	40,608	-	-	1,393,033
Inter-segment	52,689	78	29,505	1,632	-	(83,904)	-
Total revenue from services	922,022	62,877	449,798	42,240	-	(83,904)	1,393,033

Cost of services	(678,058)	(41,583)	(337,335)	(30,590)	(8,674)	83,904	(1,012,336)

Gross profit	243,964	21,294	112,463	11,650	(8,674)	-	380,697

Operating income/(expenses)
General and administrative expenses	(38,105)	(783)	(10,206)	(1,225)	(163,680)	(17,933)	(231,932)
Selling expenses	268	897	26,293	8,532	(25,495)		10,495
Share of profit of an associate	-	-	-	-	139,714	(129,562)	10,152
Other operating income (expenses)	(12,402)	213	962	2,617	(69,328)	-	(77,938)
	(50,239)	327	17,049	9,924	(118,789)	(147,495)	(289,223)

Earnings before finance income and expenses	193,725	21,621	129,512	21,574	(127,463)	(147,495)	91,474

Finance expenses	(27,110)	(1,326)	(732)	(3,770)	(367,954)	-	(400,892)
Finance income	1,506	1	18	1,975	50,122	-	53,622

Profit (loss) before income and social contribution taxes	168,121	20,296	128,798	19,779	(445,295)	(147,495)	(255,796)

(-) Current income and social contribution taxes	-	-	-	(1,099)	(54,336)	-	(55,435)
(-) Deferred income and social contribution taxes	-	-	-	-	(49,755)	-	(49,755)

Profit (loss) for the year	168,121	20,296	128,798	18,680	(549,386)	(147,495)	(360,986)

Discontinued operations Loss after tax for the year resulting from continuing operations	-	-	41	-	-	-	41

Net income (loss) for the year	168,121	20,296	128,839	18,680	(549,386)	(147,495)	(360,945)

	Collection & Cleaning Services	O&G	Landfills	Value Recovery	Corporate	Eliminations	Consolidated
December 31, 2015 (Restated)
Foreign customers	-	-	34,470	-	-		34,470
Domestic customers	806,974	99,126	355,617	42,704	-	-	1,304,421
Inter-segment	27,556	4,568	23,732	2,085	-	(57,941)	-
Total revenue from services	834,530	103,694	413,819	44,789	-	(57,941)	1,338,891

Cost of services	(646,211)	(64,639)	(278,069)	(33,863)	(15,144)	60,415	(977,511)

Gross profit	188,319	39,055	135,750	10,926	(15,144)	2,474	361,380

Operating income/(expenses):
General and administrative expenses	(59,645)	(5,571)	8,333	(2,285)	(164,124)	-	(223,292)
Selling expenses	19,990	2,102	45,941	(52,867)	(1,876)	-	13,290
Share of profit of an associate	(78)	-	-	(22)	117,123	(105,938)	11,085
Other operating income (expenses)	(3,994)	(413)	(9,341)	54	(8,560)	(2,474)	(24,728)
	(43,727)	(3,882)	44,933	(55,120)	(57,437)	(108,412)	(223,645)

Earnings before finance income and expenses	144,592	35,173	180,683	(44,194)	(72,581)	(105,938)	137,735

Finance expenses	(26,089)	(1,327)	(14,567)	(1,242)	(341,991)	-	(385,216)
Finance income	3,955	-	549	496	25,192	-	30,192

Profit (loss) before income and social contribution taxes	122,458	33,846	166,665	(44,940)	(-389,380)	(105,938)	(217,289)

(-) Current income and social contribution taxes	-	-	(4,191)	(358)	(1,213)	-	(5,762)
(-) Deferred income and social contribution taxes	-	-	-	-	12,604	-	12,604

Profit (loss) for the year	122,458	33,846	162,474	(45,298)	(377,989)	(105,938)	(210,447)

Discontinued operations Loss after tax for the year resulting from continuing operations	-	-	(4,521)	-	-	-	(4,521)

Net income (loss) for the year	122,458	33,846	157,953	(45,298)	(377,989)	(105,938)	(214,968)